Annual Fund Operating Expenses - Eaton Vance High Yield Municipal Income Fund	Jan. 31, 2021
Operating Expenses:
Interest Expense	0.06%
Expenses other than Interest Expense	0.10%
Total Annual Fund Operating Expenses After Expense Reimbursement (1)		[1]
Class W
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.57%
Expense Reimbursement	(0.41%)
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.16%	[1]

[1]	The investment adviser has agreed to reimburse the total amount of the advisory fees paid by Class W shares. This expense reimbursement will continue through September 30, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.